CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax expense (recovery)	$ (7)	$ 8	$ (11)	$ 8
Other, income tax expense (recovery)	$ 0	$ (4)	$ 1	$ (6)